                     SUPPLEMENT DATED MARCH 21, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 31, 2005
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
      AS PREVIOUSLY SUPPLEMENTED ON JANUARY 11, 2006 AND JANUARY 31, 2006

The Statement of Additional Information is hereby supplemented as follows:

     (1) Effective March 1, 2006, Joseph J. McAlinden has resigned as Executive Vice President and Chief Investment Officer of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

     (2) Effective March 1, 2006, in the section entitled "DIRECTORS AND OFFICERS--OFFICERS," the following is hereby added:

Dennis Shea (52)               Vice President  Officer     Managing Director of Morgan Stanley
1221 Avenue of the Americas                    since 2006  Investment Advisors Inc., Morgan
New York, NY 10020                                         Stanley Investment Management Inc.,
                                                           the Adviser and Van Kampen Advisors
                                                           Inc. Chief Investment Officer--Global
                                                           Equity of the same entities since
                                                           February 2006. Vice President of
                                                           Morgan Stanley Institutional and
                                                           Retail Funds since February 2006.
                                                           Vice President of funds in the Fund
                                                           Complex since March 2006. Previously,
                                                           Managing Director and Director of
                                                           Global Equity Research at Morgan
                                                           Stanley from April 2000 to February
                                                           2006.
J. David Germany (51)          Vice President  Officer     Managing Director of Morgan Stanley
25 Cabot Square, Canary Wharf                  since 2006  Investment Advisors Inc., Morgan
London, GBR E14 4QA                                        Stanley Investment Management Inc.,
                                                           the Adviser and Van Kampen Advisors
                                                           Inc. Chief Investment Officer--Global
                                                           Fixed Income of the same entities
                                                           since December 2005. Managing
                                                           Director and Director of Morgan
                                                           Stanley Investment Management Ltd.
                                                           Vice President of Morgan Stanley
                                                           Institutional and Retail Funds since
                                                           February 2006. Vice President of
                                                           funds in the Fund Complex since March
                                                           2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                DIRSPTSAI1  3/06